American Century Investments®
Quarterly Portfolio Holdings
American Century® Low Volatility ETF (LVOL)
May 31, 2022

American Century Low Volatility ETF - Schedule of Investments
MAY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.7%
Aerospace and Defense — 2.5%
General Dynamics Corp.	870	195,672
Banks — 3.2%
Bank of America Corp.	742	27,602
JPMorgan Chase & Co.	378	49,983
U.S. Bancorp	3,242	172,053
		249,638
Beverages — 2.9%
Coca-Cola Co.	3,590	227,534
Capital Markets — 4.4%
BlackRock, Inc.	94	62,894
Moody's Corp.	169	50,965
S&P Global, Inc.	160	55,917
SEI Investments Co.	2,951	172,427
		342,203
Chemicals — 5.6%
Dow, Inc.	759	51,597
Linde PLC	681	221,107
LyondellBasell Industries NV, Class A	979	111,851
Sherwin-Williams Co.	200	53,608
		438,163
Commercial Services and Supplies — 4.7%
Cintas Corp.	69	27,485
Republic Services, Inc.	1,215	162,615
Waste Management, Inc.	1,123	178,007
		368,107
Communications Equipment — 2.6%
Cisco Systems, Inc.	4,459	200,878
Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc., Class B(1)	525	165,889
Diversified Telecommunication Services — 2.1%
AT&T, Inc.	5,493	116,946
Verizon Communications, Inc.	987	50,623
		167,569
Electric Utilities — 0.8%
Exelon Corp.	340	16,711
FirstEnergy Corp.	464	19,933
Southern Co.	330	24,968
		61,612
Electrical Equipment — 0.9%
Emerson Electric Co.	826	73,233
Electronic Equipment, Instruments and Components — 2.1%
Amphenol Corp., Class A	1,252	88,717
Keysight Technologies, Inc.(1)	184	26,790
TE Connectivity Ltd.	354	45,804
		161,311
Equity Real Estate Investment Trusts (REITs) — 2.1%
Mid-America Apartment Communities, Inc.	137	24,797
Realty Income Corp.	540	36,839

WP Carey, Inc.	1,205	101,389
		163,025
Food and Staples Retailing — 1.4%
Costco Wholesale Corp.	241	112,359
Food Products — 2.3%
Archer-Daniels-Midland Co.	858	77,924
General Mills, Inc.	1,013	70,758
Mondelez International, Inc., Class A	543	34,513
		183,195
Health Care Equipment and Supplies — 6.7%
Abbott Laboratories	1,111	130,498
Danaher Corp.	293	77,299
Edwards Lifesciences Corp.(1)	224	22,591
Medtronic PLC	1,354	135,603
Stryker Corp.	688	161,336
		527,327
Health Care Providers and Services — 0.3%
UnitedHealth Group, Inc.	47	23,349
Hotels, Restaurants and Leisure — 2.3%
McDonald's Corp.	722	182,096
Household Products — 5.0%
Colgate-Palmolive Co.	2,117	166,841
Procter & Gamble Co.	1,518	224,482
		391,323
Industrial Conglomerates — 0.8%
Roper Technologies, Inc.	144	63,711
Insurance — 6.5%
Aflac, Inc.	1,370	82,981
Arch Capital Group Ltd.(1)	2,291	108,731
Brown & Brown, Inc.	839	49,812
Hanover Insurance Group, Inc.	332	48,671
Marsh & McLennan Cos., Inc.	594	95,010
Travelers Cos., Inc.	700	125,328
		510,533
Interactive Media and Services — 1.5%
Alphabet, Inc., Class A(1)	52	118,312
Internet and Direct Marketing Retail — 0.7%
Amazon.com, Inc.(1)	22	52,892
IT Services — 5.3%
Accenture PLC, Class A	319	95,209
Amdocs Ltd.	1,149	99,837
Visa, Inc., Class A	1,061	225,112
		420,158
Life Sciences Tools and Services — 0.3%
Agilent Technologies, Inc.	177	22,578
Machinery — 3.5%
Dover Corp.	607	81,283
IDEX Corp.	475	90,986
Illinois Tool Works, Inc.	425	88,430
Snap-on, Inc.	77	17,085
		277,784
Media — 1.5%
Comcast Corp., Class A	2,611	115,615
Multi-Utilities — 1.3%
Brookfield Infrastructure Partners LP	725	43,253

Dominion Energy, Inc.	240	20,213
NiSource, Inc.	1,199	37,709
		101,175
Oil, Gas and Consumable Fuels — 3.7%
Cheniere Energy, Inc.	115	15,728
Devon Energy Corp.	338	25,316
EOG Resources, Inc.	282	38,623
Exxon Mobil Corp.	2,013	193,248
Marathon Petroleum Corp.	200	20,358
		293,273
Pharmaceuticals — 7.2%
Bristol-Myers Squibb Co.	2,471	186,437
Johnson & Johnson	1,488	267,141
Merck & Co., Inc.	1,013	93,226
Zoetis, Inc.	117	19,999
		566,803
Semiconductors and Semiconductor Equipment — 1.5%
Broadcom, Inc.	170	98,622
Texas Instruments, Inc.	94	16,616
		115,238
Software — 5.7%
Adobe, Inc.(1)	38	15,826
Microsoft Corp.	1,414	384,424
SS&C Technologies Holdings, Inc.	262	16,765
Synopsys, Inc.(1)	103	32,878
		449,893
Specialty Retail — 1.0%
Home Depot, Inc.	186	56,312
O'Reilly Automotive, Inc.(1)	32	20,389
		76,701
Technology Hardware, Storage and Peripherals — 4.4%
Apple, Inc.	2,311	343,969
Textiles, Apparel and Luxury Goods — 0.3%
NIKE, Inc., Class B	171	20,323
Trading Companies and Distributors — 0.5%
Fastenal Co.	702	37,599
TOTAL COMMON STOCKS (Cost $7,586,896)		7,821,040
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $18,622)	18,622	18,622
TOTAL SHORT-TERM INVESTMENTS (Cost $18,622)		18,622
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $7,605,518)		7,839,662
OTHER ASSETS AND LIABILITIES — 0.1%		7,427
TOTAL NET ASSETS — 100.0%		$7,847,089

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.